Expense Example, No Redemption - INTERMEDIATE BOND FUND OF AMERICA	Aug. 31, 2024 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 138
Expense Example, No Redemption, 3 Years	437
Expense Example, No Redemption, 5 Years	758
Expense Example, No Redemption, 10 Years	1,472
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	142
Expense Example, No Redemption, 3 Years	446
Expense Example, No Redemption, 5 Years	773
Expense Example, No Redemption, 10 Years	$ 1,225